Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,085,000
Previously Paid Amount	0
Total Fee Amount	778.51
Total Offset Amount	0
Net Fee	$ 778.51